Quarterly Report
March 31, 2021
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.1%
Aerospace – 2.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,603,000	$1,576,951
Bombardier, Inc., 7.875%, 4/15/2027 (n)	650,000	637,449
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,070,000	1,072,354
Moog, Inc., 4.25%, 12/15/2027 (n)	1,515,000	1,545,300
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,060,000	1,123,494
TransDigm, Inc., 6.375%, 6/15/2026	985,000	1,018,244
TransDigm, Inc., 5.5%, 11/15/2027	795,000	821,831
TransDigm, Inc., 4.625%, 1/15/2029 (n)	714,000	703,140
		$8,498,763
Airlines – 0.2%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026	$705,000	$734,963
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.291%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$1,274,296	$127
Automotive – 2.0%
Adient Global Holdings Ltd., 4.875%, 8/15/2026	$1,190,000	$1,221,238
Adient U.S. LLC, 7%, 5/15/2026	2,000	2,130
Dana, Inc., 5.5%, 12/15/2024	130,000	132,626
Dana, Inc., 5.375%, 11/15/2027	726,000	762,300
Dana, Inc., 5.625%, 6/15/2028	247,000	264,290
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,300,000	1,363,375
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	690,000	697,935
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	1,265,000	1,362,101
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	480,000	512,400
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	560,000	578,200
		$6,896,595
Broadcasting – 2.9%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028	$825,000	$858,000
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	400,000	414,000
iHeartCommunications, Inc., 8.375%, 5/01/2027	935,000	1,003,956
Netflix, Inc., 5.875%, 2/15/2025	1,515,000	1,736,569
Netflix, Inc., 3.625%, 6/15/2025 (n)	750,000	797,100
Netflix, Inc., 5.875%, 11/15/2028	485,000	586,641
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	315,000	318,319
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	1,155,000	1,214,176
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	865,000	890,863
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	2,205,000	2,226,267
		$10,045,891
Brokerage & Asset Managers – 0.7%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$1,820,000	$1,888,250
LPL Holdings, Inc., 4%, 3/15/2029 (n)	637,000	641,777
		$2,530,027
Building – 4.2%
ABC Supply Co., Inc., 5.875%, 5/15/2026	$980,000	$1,012,026
ABC Supply Co., Inc., 4%, 1/15/2028	1,440,000	1,440,000
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	490,000	497,350
Core & Main LP, 6.125%, 8/15/2025 (n)	438,000	449,537
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	835,000	869,652
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	245,000	260,925
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	641,000	673,723
Interface, Inc., 5.5%, 12/01/2028 (n)	945,000	976,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	$605,000	$623,150
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	1,122,000	1,150,050
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	649,000	726,880
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	720,000	697,500
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	1,095,000	1,194,919
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	760,000	784,700
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	805,000	843,640
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,052,000	1,061,468
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	240,000	227,400
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	590,000	626,397
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)	395,000	411,788
		$14,527,999
Business Services – 1.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$980,000	$1,004,500
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	560,000	569,800
CDK Global, Inc., 4.875%, 6/01/2027	675,000	705,206
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	480,000	498,600
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	486,000	501,455
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	955,000	977,084
Switch, Ltd., 3.75%, 9/15/2028 (n)	1,244,000	1,224,992
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	770,000	825,610
		$6,307,247
Cable TV – 7.9%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)	$790,000	$791,754
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	1,217,000	1,255,640
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	2,030,000	2,094,960
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,690,000	2,787,512
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,010,000	1,029,392
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	1,140,000	1,175,340
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	3,605,000	3,786,512
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	810,000	853,128
DISH DBS Corp., 5.875%, 11/15/2024	1,095,000	1,145,972
DISH DBS Corp., 7.75%, 7/01/2026	1,055,000	1,162,082
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	695,000	425,688
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	440,000	271,700
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	980,000	1,044,827
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	325,000	330,727
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	995,000	1,024,950
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	2,055,000	2,221,969
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,680,000
Videotron Ltd., 5.375%, 6/15/2024 (n)	290,000	316,825
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,020,000	2,134,887
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,715,000	1,753,587
		$27,287,452
Chemicals – 1.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$534,000	$558,190
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	390,000	380,328
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	885,000	901,594
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,137,000	1,122,901
Ingevity Corp., 3.875%, 11/01/2028 (n)	1,230,000	1,193,100
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	970,000	1,030,421
		$5,186,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$1,570,000	$1,623,254
PTC, Inc., 3.625%, 2/15/2025 (n)	955,000	980,069
PTC, Inc., 4%, 2/15/2028 (n)	540,000	548,100
		$3,151,423
Computer Software - Systems – 1.9%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$327,000	$338,036
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	560,000	546,700
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	1,965,000	2,176,237
Fair Isaac Corp., 4%, 6/15/2028 (n)	250,000	256,388
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	880,000	894,300
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,520,000	1,617,280
Twilio, Inc., 3.625%, 3/15/2029	770,000	779,494
		$6,608,435
Conglomerates – 5.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,335,000	$1,416,769
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,745,000	1,801,712
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	423,000	427,296
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,460,000	1,480,236
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	814,000	865,892
EnerSys, 5%, 4/30/2023 (n)	1,315,000	1,377,462
EnerSys, 4.375%, 12/15/2027 (n)	495,000	506,138
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,130,000	1,183,675
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	715,000	806,163
Griffon Corp., 5.75%, 3/01/2028	1,195,000	1,273,571
MTS Systems Corp., 5.75%, 8/15/2027 (n)	695,000	756,681
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,030,000	1,103,020
TriMas Corp., 4.875%, 10/15/2025 (n)	2,295,000	2,351,916
TriMas Corp., 4.125%, 4/15/2029 (n)	2,336,000	2,336,000
		$17,686,531
Construction – 2.0%
Empire Communities Corp., 7%, 12/15/2025 (n)	$760,000	$800,850
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	533,588
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	880,000	874,086
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,125,000	1,145,261
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	550,000	584,375
Toll Brothers Finance Corp., 4.875%, 11/15/2025	420,000	467,775
Toll Brothers Finance Corp., 4.35%, 2/15/2028	910,000	983,938
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	1,328,000	1,361,200
		$6,751,073
Consumer Products – 1.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$1,025,000	$1,032,964
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	835,000	837,922
Mattel, Inc., 6.75%, 12/31/2025 (n)	166,000	174,541
Mattel, Inc., 3.375%, 4/01/2026 (n)	783,000	808,400
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	599,410
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	945,000	990,918
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	420,000	400,575
		$4,844,730
Consumer Services – 3.1%
Allied Universal Holdco LLC, 6.625%, 7/15/2026	$320,000	$339,354
Allied Universal Holdco LLC, 9.75%, 7/15/2027	780,000	855,816
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,130,000	1,130,000
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	790,000	813,700
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	695,000	739,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Garda World Security Corp., 4.625%, 2/15/2027 (n)	$350,000	$350,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	633,000	622,999
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	728,000	805,801
Match Group, Inc., 5%, 12/15/2027 (n)	960,000	1,005,600
Match Group, Inc., 4.625%, 6/01/2028 (n)	1,250,000	1,277,200
Match Group, Inc., 4.125%, 8/01/2030 (n)	365,000	366,026
Realogy Group LLC, 9.375%, 4/01/2027 (n)	1,135,000	1,256,994
Realogy Group LLC, 5.75%, 1/15/2029 (n)	320,000	315,600
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	791,000	773,756
		$10,652,152
Containers – 3.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$610,000	$640,323
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	520,000	518,700
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,305,000	1,336,255
Berry Global, Inc., 5.625%, 7/15/2027 (n)	515,000	543,969
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	892,000	938,272
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,585,000	1,684,062
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	610,000	632,570
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	940,000	954,288
Greif, Inc., 6.5%, 3/01/2027 (n)	890,000	937,838
Reynolds Group, 4%, 10/15/2027 (n)	1,225,000	1,200,500
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,110,000	1,128,315
Silgan Holdings, Inc., 4.125%, 2/01/2028	740,000	760,217
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	955,000	1,036,366
		$12,311,675
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$611,000	$623,250
CommScope Technologies LLC, 5%, 3/15/2027 (n)	1,025,000	1,015,396
		$1,638,646
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$240,000	$245,160
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	570,000	634,838
Entegris, Inc., 4.625%, 2/10/2026 (n)	1,145,000	1,185,075
Entegris, Inc., 4.375%, 4/15/2028 (n)	455,000	469,173
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	745,000	825,087
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,480,000	1,635,400
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	675,000	708,014
Synaptics, Inc., 4%, 6/15/2029 (n)	980,000	972,454
		$6,675,201
Energy - Independent – 3.4%
Apache Corp., 4.875%, 11/15/2027	$427,000	$437,675
Apache Corp., 4.375%, 10/15/2028	1,350,000	1,345,950
CNX Resources Corp., 6%, 1/15/2029 (n)	720,000	748,210
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	665,000	678,446
EQT Corp., 5%, 1/15/2029	390,000	417,300
Laredo Petroleum, Inc., 10.125%, 1/15/2028	600,000	575,106
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	838,000	915,515
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	760,000	785,650
Murphy Oil Corp., 6.875%, 8/15/2024	565,000	577,712
Murphy Oil Corp., 5.875%, 12/01/2027	460,000	450,800
Occidental Petroleum Corp., 5.875%, 9/01/2025	795,000	847,669
Occidental Petroleum Corp., 5.5%, 12/01/2025	565,000	596,352
Occidental Petroleum Corp., 6.45%, 9/15/2036	455,000	502,377
Ovintiv, Inc., 6.5%, 8/15/2034	310,000	372,743
Range Resources Corp., 9.25%, 2/01/2026	325,000	353,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Range Resources Corp., 8.25%, 1/15/2029 (n)	$560,000	$599,200
Southwestern Energy Co., 6.45%, 1/23/2025	477,400	510,078
Southwestern Energy Co., 7.5%, 4/01/2026	755,900	799,757
Southwestern Energy Co., 7.75%, 10/01/2027	205,000	219,094
		$11,732,753
Entertainment – 2.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$400,000	$429,720
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	790,000	812,088
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	775,000	912,477
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	325,000	341,543
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	570,000	584,250
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	1,143,000	1,187,120
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	395,000	397,963
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	425,000	401,094
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	498,000	584,303
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	390,000	395,222
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	490,000	563,647
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	765,000	769,399
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	860,000	868,273
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	360,000	389,599
		$8,636,698
Financial Institutions – 2.8%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$635,000	$511,175
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	615,000	655,574
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	611,000	638,621
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	1,165,000	1,188,300
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	790,000	828,986
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	2,353,878	2,257,369
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	860,000	892,250
OneMain Finance Corp., 6.875%, 3/15/2025	555,000	631,271
OneMain Finance Corp., 8.875%, 6/01/2025	509,000	563,870
OneMain Finance Corp., 7.125%, 3/15/2026	490,000	565,142
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	855,000	929,350
		$9,661,908
Food & Beverages – 3.4%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,440,000	$1,526,400
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,750,000	1,923,337
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	570,000	630,845
Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,605,000	1,673,371
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,450,000	1,504,694
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	275,000	295,408
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,110,000	1,160,794
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	805,000	847,045
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	805,000	806,529
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,225,000	1,225,000
		$11,593,423
Gaming & Lodging – 6.0%
Boyd Gaming Corp., 4.75%, 12/01/2027	$600,000	$611,538
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	905,000	912,842
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	880,000	934,446
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	755,000	789,126
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	695,000	733,433
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	857,000	945,442
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	1,070,000	1,059,300
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,045,000	1,014,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
International Game Technology PLC, 4.125%, 4/15/2026 (n)	$1,110,000	$1,140,614
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	535,000	561,081
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	354,000	359,416
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	1,070,000	1,128,529
MGM Growth Properties LLC, 5.75%, 2/01/2027	415,000	457,511
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	708,000	705,257
MGM Resorts International, 6.75%, 5/01/2025	990,000	1,064,250
MGM Resorts International, 5.5%, 4/15/2027	720,000	773,640
Scientific Games Corp., 8.25%, 3/15/2026 (n)	615,000	659,588
Scientific Games International, Inc., 7%, 5/15/2028 (n)	645,000	689,253
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	765,000	782,660
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,200,000	1,201,296
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	210,000	212,415
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	1,580,000	1,615,550
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	600,156
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,028,000	1,074,568
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	445,000	455,458
		$20,481,646
Industrial – 0.7%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$1,390,000	$1,359,031
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,178,000	1,198,615
		$2,557,646
Insurance - Property & Casualty – 1.0%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025	$805,000	$831,163
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027	1,385,000	1,486,340
AssuredPartners, Inc., 7%, 8/15/2025 (n)	330,000	340,385
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	310,000	315,890
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	320,000	343,600
		$3,317,378
Machinery & Tools – 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$919,000	$971,843
Major Banks – 0.6%
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	$1,045,000	$1,133,616
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	895,000	1,009,551
		$2,143,167
Medical & Health Technology & Services – 6.8%
AdaptHealth LLC, 4.625%, 8/01/2029	$870,000	$865,650
Akumin, Inc., 7%, 11/01/2025	640,000	680,800
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,454,000	1,518,499
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	610,000	671,000
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,372,000	1,374,168
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	1,475,000	1,557,054
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	190,000	208,270
DaVita, Inc., 4.625%, 6/01/2030 (n)	765,000	778,120
DaVita, Inc., 3.75%, 2/15/2031 (n)	624,000	597,917
Encompass Health Corp., 5.75%, 9/15/2025	515,000	531,995
Encompass Health Corp., 4.625%, 4/01/2031	635,000	657,225
HCA, Inc., 5.375%, 2/01/2025	2,075,000	2,314,694
HCA, Inc., 5.875%, 2/15/2026	1,345,000	1,541,706
HCA, Inc., 5.625%, 9/01/2028	320,000	368,000
HCA, Inc., 5.875%, 2/01/2029	395,000	460,175
HCA, Inc., 3.5%, 9/01/2030	950,000	960,968
HealthSouth Corp., 5.125%, 3/15/2023	673,000	673,673
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	680,000	705,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	$1,200,000	$1,246,500
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,510,000	1,594,250
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	380,000	372,400
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	430,000	423,550
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,160,000	1,255,700
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	1,471,000	1,430,548
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	550,000	570,625
		$23,358,987
Medical Equipment – 1.0%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$1,330,000	$1,369,900
Teleflex, Inc., 4.875%, 6/01/2026	670,000	686,750
Teleflex, Inc., 4.625%, 11/15/2027	1,230,000	1,302,262
		$3,358,912
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,140,000	$1,205,550
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	635,000	691,947
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	790,000	755,200
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	985,000	1,053,950
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	207,000
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	678,000	727,155
Freeport-McMoRan, Inc., 5%, 9/01/2027	1,015,000	1,078,539
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	550,000	583,413
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	810,000	885,751
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	816,000	820,594
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	1,075,000	1,091,125
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,345,000	1,376,675
Novelis Corp., 5.875%, 9/30/2026 (n)	1,490,000	1,559,732
Novelis Corp., 4.75%, 1/30/2030 (n)	310,000	319,334
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	102,000	98,940
TMS International Corp., 7.25%, 8/15/2025 (n)	860,000	875,050
		$13,329,955
Midstream – 3.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$314,000	$326,560
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	965,000	981,888
EnLink Midstream Partners LP, 4.85%, 7/15/2026	640,000	618,259
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	712,000	688,490
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	248,000	266,910
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	240,000	260,940
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,910,000	2,005,003
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	480,000	467,741
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	290,000	283,475
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	825,500	788,353
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	80,000	81,002
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	1,235,000	1,283,782
NuStar Logistics, LP, 5.75%, 10/01/2025	767,000	821,089
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	970,000	1,005,953
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,245,000	1,371,616
Western Midstream Operating LP, 5.3%, 2/01/2030	895,000	969,956
Western Midstream Operation LP, 4.65%, 7/01/2026	590,000	619,028
		$12,840,045
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$465,000	$476,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$455,000	$485,144
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	995,000	1,023,307
		$1,508,451
Oil Services – 0.1%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	$530,000	$429,300
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$655,000	$533,563
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	675,000	498,656
		$1,032,219
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$1,110,000	$1,121,100
NCR Corp., 5.125%, 4/15/2029 (n)	590,000	596,685
		$1,717,785
Pharmaceuticals – 2.6%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$2,870,000	$2,942,324
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,790,000	1,824,368
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	240,000	237,000
Catalent, Inc., 3.125%, 2/15/2029 (n)	310,000	297,600
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	1,014,000	991,185
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	550,000	555,621
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	1,346,000	1,401,859
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	575,000	611,340
		$8,861,297
Pollution Control – 0.8%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$325,000	$329,875
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	320,000	352,400
GFL Environmental, Inc., 4%, 8/01/2028 (n)	560,000	541,800
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	645,000	625,650
Stericycle, Inc., 3.875%, 1/15/2029 (n)	880,000	869,000
		$2,718,725
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$845,000	$855,816
Taseko Mines Ltd., 7%, 2/15/2026 (n)	320,000	325,760
		$1,181,576
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$1,324,904
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$968,000	$1,020,272
Real Estate - Other – 0.7%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$945,000	$1,001,936
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)	545,000	547,164
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	921,000	942,754
		$2,491,854
Retailers – 0.7%
L Brands, Inc., 5.25%, 2/01/2028	$1,840,000	$1,973,400
L Brands, Inc., 6.625%, 10/01/2030 (n)	405,000	458,916
		$2,432,316

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$955,000	$993,792
Specialty Stores – 0.7%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$1,183,000	$1,175,606
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	500,000	512,405
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	500,000	543,300
		$2,231,311
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$119,000	$122,891
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027	1,245,000	1,290,374
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028	80,000	85,064
		$1,498,329
Telecommunications - Wireless – 4.5%
Altice France S.A., 7.375%, 5/01/2026	$1,180,000	$1,227,200
Altice France S.A., 8.125%, 2/01/2027	1,085,000	1,189,268
Altice France S.A., 5.5%, 1/15/2028	805,000	826,131
Altice France S.A., 6%, 2/15/2028	975,000	960,658
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	730,000	752,813
SBA Communications Corp., 4.875%, 9/01/2024	1,135,000	1,165,497
SBA Communications Corp., 3.875%, 2/15/2027	754,000	770,739
SBA Communications Corp., 3.125%, 2/01/2029 (n)	785,000	754,503
Sprint Capital Corp., 6.875%, 11/15/2028	1,530,000	1,929,284
Sprint Corp., 7.125%, 6/15/2024	410,000	472,013
Sprint Corp., 7.625%, 3/01/2026	1,875,000	2,296,753
T-Mobile USA, Inc., 2.25%, 2/15/2026	560,000	564,026
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,430,000	1,515,943
T-Mobile USA, Inc., 2.625%, 2/15/2029	1,168,000	1,134,175
		$15,559,003
Tobacco – 0.4%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$545,000	$583,859
Vector Group Ltd., 5.75%, 2/01/2029 (n)	630,000	649,687
		$1,233,546
Utilities - Electric Power – 2.2%
Calpine Corp., 4.5%, 2/15/2028 (n)	$695,000	$700,838
Calpine Corp., 5.125%, 3/15/2028 (n)	790,000	793,673
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	615,000	639,840
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,515,000	1,453,023
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	146,000	154,030
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	692,000
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	688,000	724,120
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	650,000	666,250
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,270,000	1,370,393
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	350,000	363,409
		$7,557,576
Utilities - Water – 0.1%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$315,000	$322,088
Total Bonds		$330,910,794
Floating Rate Loans (r) – 0.5%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 2.615%, 9/18/2026	$289,883	$287,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.606%, 4/15/2027	$332,640	$328,363
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.003%, 6/01/2024	$275,019	$273,546
Element Solutions, Inc., Term Loan B1, 2.108%, 1/31/2026	330,960	328,891
		$602,437
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.858%, 4/16/2025	$330,778	$327,057
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.858%, 11/27/2025	$288,000	$286,255
Total Floating Rate Loans		$1,831,562
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$299,308
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$315,010
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	2,704,982	$54,444
Total Common Stocks		$668,762
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	670	$7
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	670	7
Total Warrants				$14

Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	7,823,186	$7,823,186

Other Assets, Less Liabilities – 0.9%		3,264,956
Net Assets – 100.0%		$344,499,274
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,823,186 and $333,411,132, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $245,361,130, representing 71.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$14	$315,010	$315,024
Mexico	—	299,308	—	299,308
United Kingdom	54,444	—	—	54,444
Municipal Bonds	—	476,625	—	476,625
U.S. Corporate Bonds	—	287,558,341	—	287,558,341
Asset-Backed Securities (including CDOs)	—	127	—	127
Foreign Bonds	—	42,875,701	—	42,875,701
Floating Rate Loans	—	1,831,562	—	1,831,562
Mutual Funds	7,823,186	—	—	7,823,186
Total	$7,877,630	$333,041,678	$315,010	$341,234,318
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/20	$315,010
Change in unrealized appreciation or depreciation	0
Balance as of 3/31/21	$315,010
The net change in unrealized appreciation or depreciation from investments held as level 3 at March 31, 2021 is $0. At March 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,433,544	$28,002,797	$35,613,155	$(1,981)	$1,981	$7,823,186
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,957	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.